Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
OPERATING ACTIVITIES
Net loss	$ (6,145)	$ (2,986)	$ (21,095)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,667	1,682	2,446
Stock-based compensation	1,589	1,606	1,912
Inventory write-downs	642	1,527	913
Gain on sale of long-term investments	(20)	(948)	(8)
Impairment loss on long-term investments			4,953
Gain on disposal of property and equipment, net	(137)	(1,726)	(738)
Deferred income taxes	40	(1,231)	1,989
Changes in operating assets and liabilities:
Accounts receivable, net	(1,979)	(2,008)	1,592
Inventories	(697)	(1,140)	(1,933)
Prepaid expenses and other current assets	(139)	(6)	191
Deferred charges	(553)	(375)	(416)
Notes and accounts payable	(1,869)	996	1,202
Income tax payable	161	(2,065)	1,595
Accrued expenses and other current liabilities	186	(1,064)	(1,039)
Accrued pension liabilities	13	(4)	(11)
Other liabilities	3	(56)	(168)
Net cash used in operating activities	(7,238)	(7,798)	(8,615)
INVESTING ACTIVITIES
Short-term investments	(8,505)	(28,797)	(7,128)
Property and equipment	(704)	(673)	(724)
Restricted cash			132
Other assets	22	40	82
Sale of short-term investments	12,635	18,331	16,755
Disposal of long-term investments		5,982	167
Return of capital from long-term investment	1,163	17	370
Disposal of property and equipment	145	3,837	3,205
Net cash provided by (used in) investing activities	4,756	(1,263)	12,859
FINANCING ACTIVITIES
Acquisition of treasury stock	(708)	(619)	(3,233)
Exercise of stock options	29	2	31
Issuance of ordinary shares under the Employee Stock Purchase Plan	84	73	180
Net cash used in financing activities	(595)	(544)	(3,022)
EFFECTS OF CHANGES IN FOREIGN EXCHANGE RATE	265	(262)	(1,092)
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(2,812)	(9,867)	130
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	31,332	41,199	41,069
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	28,520	31,332	41,199
SUPPLEMENTAL DISCLOSURES OF CASH FLOWS
Cash paid for interest
Cash paid for tax	$ 818	$ 4,349	$ 1,068